Stockholders’ Equity (Tables)	3 Months Ended
Mar. 31, 2024
Equity [Abstract]
Schedule of Share Based Payment Arrangement Option Activity

A summary of stock option activity for the stock option plans for the years ended December 31, 2023 and 2022 are as follows:

	Number of options	Weighted average exercise price
Outstanding December 31, 2022	8,629,000	$0.43

Granted	1,885,000	0.22
Expired	(1,988,000)	(0.46)
Cancelled	(460,000)	(0.44)
Outstanding December 31, 2023	8,066,000	$0.39

Granted	2,318,750	0.15

Outstanding March 31, 2024	10,384,750	$0.33

Schedule of Share Based Payment Arrangement Option Exercise Price Range

The following table summarizes information concerning outstanding and exercisable stock options at March 31, 2024:

Exercise prices per share	Number outstanding	Number exercisable	Expiry date
CAD$0.20	2,318,750	0	March 25, 2029
CAD$0.30	1,845,000	479,700	February 21, 2028
CAD$0.45	1,930,400	1,403,144	June 30, 2025
CAD$0.50	789,600	617,100	February 1, 2026
CAD$0.50	2,295,000	1,147,500	February 1, 2027
CAD$0.66	200,000	128,000	July 12, 2026
CAD$1.02	1,006,000	706,000	April 6, 2026
	10,384,750	4,481,444